Use Of Judgements And Estimates	12 Months Ended
Dec. 31, 2022
Use Of Judgements And Estimates [Abstract]
Use Of Judgements And Estimates

3.	USE OF JUDGEMENTS AND ESTIMATES
We prepare our financial statements in accordance with IFRS, which requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Critical judgement and estimates:
Below is a summary of the areas which involve a greater degree of judgement or complexity, and which have the most significant effect on the amounts recognized in the consolidated financial statements:

•	Going concern
The Company’s management assesses the going concern of the company on an ongoing basis by estimating the future cashflows and anticipating cash outflows for the following 12 months. The Company’s management makes judgements about the future expected cash outflows and cash inflows based on the budget approved by the Board of Directors. This includes estimates about the expected growth rate, Wallbox’s market share, the gross margins, compliance with covenants, the exercise of warrants and availability of other financial funding from banks.

•	Impairment of non-current assets (including goodwill)
Goodwill is tested for impairment at the cash-generating unit level (“CGU”) on an annual basis, or if an event occurs or circumstances change that could reduce the recoverable amount of a CGU below its carrying amount. Potential events or circumstances of this nature would include a significant change in the business climate, legal factors, operating performance indicators, competition, or sale or disposal of a significant portion of a reporting unit.
The Company makes judgements about the allocation of goodwill to each cash generated unit, the process of determining the cash generating units and the recoverability of non-current
assets with finite lives whenever events or changes in circumstances indicate that impairment may exist. Recoverability of finite life assets is measured by comparing the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate. If the asset is impaired, then the amount of any impairment is measured as the difference between the carrying amount and the recoverable amount of the impaired asset. The assumptions and estimates about the future values and remaining useful lives of its non-current
assets are complex and subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends, as well as internal factors such as changes in business strategy and internal forecasts.
In order to determine the recoverable amount, the Company estimates expected future cash flows from the assets and applies an appropriate discount rate to calculate the present value of these cash flows. Future cash flows are dependent on whether the budgets and forecasts for the next five years are achieved, whereas the discount rates depend on the interest rate and risk premium associated with each of the companies.
There was no impairment of goodwill or
non-current
assets for the years ended December 31, 2022 and 2021. (Refer to Note 11).

•	Capitalization of development costs and determination of the useful life of intangible assets
The Company’s management reviews expenditures, including wages and benefits for employees, incurred on development activities and, based on its judgement of the costs incurred, assesses whether the expenditure meets the capitalization criteria set out in IAS 38 and the intangible assets accounting policy disclosed in Note 5. The Company’s management considers whether additional expenditures on projects relate to maintenance or new development projects. Only qualifying expenditures for new development projects will be capitalized.
The useful life of capitalized development costs is determined by management at the time the newly developed charger is brought into use and is regularly reviewed for appropriateness. For unique charger products controlled and developed by the Company, the useful life is based on historical experience with similar products as well as anticipation of future events, such as changes in technology, which may impact their useful economic life. (See Note 10).

•	Measurement of convertible bonds
At December 31, 2020, compound financial instruments issued by Wall Box Chargers, S.L. comprised the convertible bonds issued during 2020 for an amount of Euros 25,880 thousand with a nominal interest rate of 8%. In addition, in the first half of 2021, convertible bonds were issued for an amount of Euros 7,000 thousand with the same conditions as the bond issued in 2020. Also during the first six months of 2021 Wall Box Chargers, S.L. issued a new convertible financial instrument for an amount of Euros 27,550 thousand with a nominal interest rate of 5%.
These convertible bonds were denominated in Euros and could be converted to ordinary shares at the discretion of the holder.
The liability component of the first two convertible bonds was initially recognized at the fair value of a similar liability that did not have an equity conversion option. The determination of this fair value was based on an estimated incremental rate which reflected the risk of the country where the company was located, the currency of payments, the specific risk of the sector and the Company’s particular situation, in order to determine the discount factor estimates needed to be made in respect of the risk-free rate, the country risk premium and the credit spread are considered.
The equity component was initially recognized as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. The equity component at issue date was estimated to be nil as the fair value of the liability component was calculated to be close to the fair value of the compound financial instrument as a whole.
Based on the analysis performed, Wall Box Chargers, S.L. concluded that the third convertible bond was a hybrid instrument that contained a non-derivative financial instrument which comprised an obligation for the issuer to settle in cash or by a way of delivering a variable amount of its own equity instruments and embedded derivatives with different probabilities of contingent events occurring.
Therefore, Wall Box Chargers, S.L. chose to measure the hybrid contract at fair value through profit or loss since its inception. The fair value at issue date was equal to the par value. Subsequently, the convertible bond was valued at fair value through profit or loss. The fair value implies judgement in relation to whether the bond will convert or be paid in cash, the conversion price and the number of shares to be issued in exchange for the bonds. It was also estimated that a conversion would take place. The share price was estimated based on the company value included in the Business Combination Agreement with Kensington Capital Acquisition II which was signed on 6 June 2021. The first two convertible bonds (Euros 25,880 thousand and Euros 7,000 thousand) were recognized at amortized cost after the initial recognition.
The third convertible bond (Euros 27,550 thousand) was recognized at fair value until September 16, 2021, the date of conversion. The conversion of the convertible bonds lead to the issue of 147,443 Class A ordinary shares by Wallbox Chargers, S.L. with a par value of Euros 0.50 each and share premium.

•	Business combinations (including put options liabilities)
The Company accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. In determining whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether the acquired set has the ability to produce outputs.
The Company determines and allocates the purchase price of an acquired business to the assets acquired and liabilities assumed as of the business combination date. The purchase price allocation process requires the Company to use significant estimates and assumptions with respect to the identification of assets previously not recognized, such as customer relationships, brand name and intangible assets, and the determination of the fair value of assets and liabilities acquired.
On July 27, 2022, Wall box Chargers, S.L.U. acquired the remaining 49% of share capital of Electromaps, S.L.U., resulting in ownership of 100% of its share capital as of that date, for purchase consideration of Euros 1,799 thousand. The transaction resulted in recognition of a gain on the settlement of the associated financial liability totaling Euros 2,002 thousand (Note 21), which was recorded as financial income in the statement of profit or loss. The payment of the consideration was made through a cash payment of Euros 150 thousand on July 29, 2022 and Euros 150 thousand on August 30, 2022. The remaining amount was paid through the issuance of 163,861 Class A shares of Wallbox NV whose nominal value is Euros 0.12 per share.

•	Share-Based Payment
The Company’s management measures equity settled share-based payments at fair value at the grant date and expenses the cost over the vesting period, with a corresponding increase in equity. The expense is based upon management’s estimate of the percentage of equity instruments which will eventually vest. At each statement of financial position date, management revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.
Prior to the completion of the Business Combination on October 1, 2021, as the ordinary shares of Wallbox Chargers, S.L.U. were not listed on a public marketplace, the calculation of the fair value of its ordinary shares was subject to a greater degree of estimation in determining the basis for share-based options that it issued. Given the absence of a public market during the first months of the year, management was required to estimate the fair value of the ordinary shares at each grant date.
The Company’s management determined the estimated fair value of its awards based on the estimated market price of the Parent’s stock on the date of grant, in practice the share price of Wallbox NV at grant date, and by applying methodologies generally accepted for this kind of valuation (see Note 22).
The date at which the fair value of the equity instruments granted is measured for the purposes of IFRS 2 for transactions with employees and others providing similar services is the grant date. Grant date is the date at which the entity and the employee agree to a share-based payment arrangement, at which point the entity and the counterparty have a shared understanding of the terms and conditions of the arrangement. At grant date, the entity confers on the counterparty the right to cash, other assets, or equity instruments of the entity, provided the specified vesting conditions, if any, are met. If that agreement is subject to an approval process (for example, by shareholders), the grant date is the date when that approval is obtained.
The assumptions underlying the valuations represent the Company’s best estimates, which involve inherent uncertainties and the application of management judgement. (See Note 22).

•	Income taxes
Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. In order to determine the amount of the deferred tax assets to be recognized, the directors consider the amounts and dates on which future taxable profits will be obtained and the reversal period for taxable temporary differences. The Company has not recognized deferred tax assets as of December 31, 2022 or December 31, 2021. The key area of judgement is therefore an assessment of whether it is probable that there will be suitable taxable profits against which any deferred tax assets can be utilized. The Company operates in a number of international tax jurisdictions. Further details of the Company’s accounting policy in relation to deferred tax assets are discussed in Note 5.
Research and development tax credits are recognized as an asset once it is considered that there is sufficient assurance that any amount claimable will be received. The key judgement therefore arises in respect of the likelihood of a claim being successful when a claim has been quantified but has not yet been received. In making this judgement, the Company considers the nature of the claim and the track record of success of previous claims.
The Company is subject to income taxes in numerous jurisdictions and there are transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely to be made on examination. For tax positions not meeting this “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. (See Note 25).

•	Critical judgements derived from the Business Combination Agreement and the Transaction
On October 1, 2021 (the “Closing Date”), Wallbox closed a denominated business combination (the “Business Combination”) pursuant to the Business Combination Agreement, dated June 9, 2021, (the “Business Combination Agreement”), entered by and between Wallbox, Orion Merger Sub Corp., Kensington Capital Acquisition Corp. II, (hereinafter Kensington), and Wallbox Chargers.
The Group considered the following significant estimations and judgements associated with the Transaction:
Wallbox Chargers acquisition
(refer to Note 6)
From an accounting perspective, the contribution in kind of Wallbox Chargers and subsidiaries qualifies as a “business combination involving entities or businesses under common control”, which is not in the scope of IFRS 3. IFRS has currently no guidance yet on how to account for these kind of transactions.
After analyzing all the factors involving the Transaction, and considering interpretations applied by other issuers in similar scenarios, management concluded that Wallbox N.V. could not be considered as a separate entity acting as an acquirer in a business combination (as it acts on behalf of the same shareholders of Wallbox Chargers, S.L.U.). Additionally, the economic substance of its incorporation and the holding of the shares of Wallbox Chargers, S.L.U. was intended only for a reorganization of the group with the sole purpose of realizing an IPO and attracting new investors.
Consequently, management decided that Wallbox N.V. would recognize in its consolidated financial statements the net assets of Wallbox Chargers and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) method of accounting) and will apply this accounting treatment to similar transactions in the future.
In addition, Kensington was treated as the “acquired” company for financial reporting purposes and its net assets were recognized at historical cost, with no goodwill or other intangible assets recorded.
Acquisition of Kensington Acquisition Corp._II
The contribution in kind of Kensington is not within the scope of IFRS 3 as Kensington does not meet the definition of a business in accordance with IFRS 3.
Therefore, Wallbox has not acquired a business through the contribution in kind but accounted for the Kensington shares in accordance with IFRS Share-based payments. Kensington has been treated as the “acquired” company for financial reporting purposes and its net assets have been recognized at historical cost, with no goodwill or other intangible assets recorded.
As a result of this Transaction Kensington shareholders became shareholders of Wallbox, Based on IFRS 2, and from an analysis of the transaction, it has been considered that the excess of fair value of Wallbox shares issued over the fair value of Kensington’s identifiable net assets acquired represents compensation for the service of stock exchange listing for its shares and has been expensed as incurred.
In this regard, Kensington’s net assets at the closing date amounted to USD 115,244 thousand or Euros 99,524 thousand plus the cash proceeds to be received from PIPE Investors amounting USD 111,000 thousand or Euros 95,860 thousand totaling Euros 195,384 thousand.
The fair value of the Wallbox Chargers business agreed between the independent parties involved in the Transaction amounted to USD 1,400,000 thousand (Euros 1,209,040 thousand) in accordance with the Business Combination Agreement. Therefore, based on an 18.1% equity interest in Wallbox issued to Kensington shareholders, the fair value of the Wallbox shares provided to the Kensington shareholders has been estimated at Euros 267,556 thousand.
Consequently, the difference between the fair value of the Wallbox shares provided (Euros 267,556 thousand) and Kensington’s net assets (Euros 195,384 thousand), amounted to Euros 72,172 thousand, and has been considered as a finance expense in the statement of profit or loss of Wallbox at closing date, representing the value of the stock exchange listing services rendered by Kensington and its shareholders.
Treatment of transaction costs
In accordance with IAS 32, Wallbox has analyzed or the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issue of new shares, and hence are to be deducted from equity directly rather than being expenses through profit or loss.
Some costs have been considered 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash are deducted from equity, which percentage was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.
A total amount of Euros 17,397 thousand of incremental and directly attributable costs for the issuance of new shares has been deducted from share premium directly. Non-incremental and not directly attributable costs for the issuance of shares in the amount of Euros 8,046 thousand are expensed in profit or loss.
Warrants
Public and Private Warrants originally issued by Kensington to its public shareholders and its sponsors were converted on the closing date of the Business Combination Agreement, into a right to acquire one Class A ordinary share of Wallbox N.V. (a “Wallbox Warrant”) on substantially the same terms as were in effect immediately prior to the closing date. These warrants were considered part of the net assets of Kensington at the time of the Transaction.
On the closing date of the Business Combination Agreement, Wallbox N.V. issued Warrants to registered holders of Kensington’s Public and Private Warrants in exchange for the originally issued Warrants. The terms of the replacement Warrants issued by Wallbox N.V. were for the same terms as the original Warrants (to the extent applicable), and the exchange was treated as the assumption of the original Warrants.
According to management’s assessment, both the Public and Private Warrants fall within the scope of IAS 32 and have been classified as derivative financial liabilities as they fail the fixed for fixed criterion, amongst others because of their exercise price in a foreign currency (USD) and because of certain redemption clauses in place. Additionally, the Private Warrants can be exercised on a cashless basis in return for a variable number of shares as further detailed in Note 13. In accordance with IFRS 9 guidance, derivatives that are classified as financial liabilities shall be measured at fair value with subsequent changes in fair value to be recognized in profit or loss (refer to Note 13).
Although these estimates made by the Company’s directors were based on the best information available on December 31, 2022, it is possible that events which might take place in the future would result in adjustments being necessary in future years.